15 Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Capital Management
Schedule of capital management

The Company includes within net debt, loans and financing less cash and cash equivalents and restricted cash.

	2019	2018

Loans and financing	60,357	77,829
Lease liabilities	284,515	-
Accounts payable to selling shareholders	300,237	177,730
Less: cash and cash equivalents	(943,209)	(62,260)
Less: restricted cash	(16,841)	(18,810)
Net debt	(314,941)	174,489
Total equity	2,113,726	590,354
Total equity and net debt	1,798,785	764,843